International Small Company Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.07%	6.49%	8.05%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	34.98%	7.99%	7.79%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	34.67%	7.77%	7.57%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	35.01%	8.04%	7.85%